Note 3 - Correction of Immaterial Error in Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2022
Correction of Immaterial Error in Previously Issued Financial Statements
Correction of Immaterial Error in Previously Issued Financial Statements
3.	Correction of Immaterial Error in Previously Issued Financial Statements

In connection with the preparation of its consolidated financial statements for the year ended December 31, 2021, the Company identified immaterial errors related to the capitalization of fixed assets as well as the accounting for costs related to the IPO, which were properly accounted for in its financial statements as of and for the year ended December 31, 2021 but which have a retrospective impact on its comparative interim condensed consolidated financial statements for the interim reporting period ended June 30, 2021. Specifically, the Company concluded that (i) kEUR 650, which were originally reflected as Cost of research and development, met the criteria for capitalization pursuant to IAS 16, Property, Plant and Equipment and (ii) kEUR 595 should have been ascribed to its newly issued shares pursuant to IAS 32, Financial Instruments: Presentation, and recognized in equity. Although the Company concluded that the errors are immaterial, it has nonetheless opted to revise its financial statements for the period ended June 30, 2021.